COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2021 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	97.7%
CRUDE/REFINED PRODUCTS	5.7%
BP Midstream Partners LP		36,361	$477,784
Genesis Energy LP		108,377	855,094
Magellan Midstream Partners LP		69,629	3,426,443
Plains All American Pipeline LP		99,417	927,561

			5,686,882

CRUDE/REFINED PRODUCTS—FOREIGN	9.0%
Enbridge, Inc. (Canada)		229,123	9,016,730

DIVERSIFIED MIDSTREAM	17.1%
Energy Transfer LP		578,179	5,377,065
Enterprise Products Partners LP		276,214	6,148,524
Kinder Morgan, Inc.		154,717	2,517,245
MPLX LP		107,824	3,032,011

			17,074,845

DIVERSIFIED UTILITIES—FOREIGN	1.3%
AltaGas Ltd. (Canada)		31,037	621,650
Hydro One Ltd., 144A (Canada)(a)		26,392	656,845

			1,278,495

ELECTRIC	9.5%
Entergy Corp.		13,489	1,492,018
Evergy, Inc.		24,897	1,704,200
Exelon Corp.		28,320	1,388,246
FirstEnergy Corp.		12,849	499,441
NextEra Energy, Inc.		26,633	2,236,906
Portland General Electric Co.		21,229	1,090,109
PPL Corp.		38,883	1,141,216

			9,552,136

ENERGY	1.3%
Vine Energy, Inc., Class A(b)		88,649	1,318,211

ENERGY—FOREIGN	1.4%
ARC Resources Ltd. (Canada)		79,706	569,216
Suncor Energy, Inc. (Canada)		43,012	803,204

			1,372,420

		Shares/Units	Value
FINANCIAL	1.1%
Rice Acquisition Corp. II(b)		53,617	$545,821
Zimmer Energy Transition Acquisition Corp.(b)		53,617	540,996

			1,086,817

GATHERING & PROCESSING	11.1%
Antero Midstream Corp.		114,102	1,096,520
Crestwood Equity Partners LP		18,444	485,999
DCP Midstream LP		58,666	1,528,836
EnLink Midstream LLC		131,173	707,023
Hess Midstream LP, Class A		16,088	414,105
ONEOK, Inc.		52,578	2,761,397
Targa Resources Corp.		94,699	4,159,180

			11,153,060

GATHERING & PROCESSING—FOREIGN	0.5%
Tidewater Midstream & Infrastructure Ltd. (Canada)		458,448	472,383

NATURAL GAS PIPELINES	2.3%
DT Midstream, Inc.		22,142	1,028,939
Equitrans Midstream Corp.		63,445	553,875
NextDecade Corp.(b)		144,226	478,830
Tellurian, Inc.(b)		79,829	254,654

			2,316,298

PIPELINES—C-CORP	12.3%
Cheniere Energy, Inc.(b)		75,204	6,577,342
Williams Cos., Inc.(c)		232,264	5,734,598

			12,311,940

PIPELINES—C-CORP—FOREIGN	8.4%
Gibson Energy, Inc. (Canada)		52,913	954,544
Pembina Pipeline Corp. (Canada)		97,016	2,956,656
TC Energy Corp. (Canada)		94,455	4,484,488

			8,395,688

REFINING	4.8%
Phillips 66		42,976	3,055,164
Valero Energy Corp.		26,449	1,753,833

			4,808,997

RENEWABLE ENERGY	2.6%
Clearway Energy, Inc.		21,268	667,602
Renewable Energy Group, Inc.(b)		19,478	943,125
Stem, Inc.(b)		38,500	962,115

			2,572,842

		Shares/Units	Value
RENEWABLE ENERGY—FOREIGN	1.2%
Tidewater Renewables Ltd. (Canada)(b)		99,010	$1,177,934

STORAGE/TERMINALS—FOREIGN	0.5%
Koninklijke Vopak NV (Netherlands)		11,212	485,458

UTILITIES	7.6%
American Electric Power Co., Inc.		19,645	1,759,603
CenterPoint Energy, Inc.		49,254	1,235,783
Essential Utilities, Inc.		19,238	954,782
NiSource, Inc.		66,590	1,641,443
Sempra Energy		12,029	1,592,158
Southwest Gas Holdings, Inc.		6,000	421,860

			7,605,629

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$76,205,732)			97,686,765

SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(d)		1,012,444	1,012,444

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,012,444)			1,012,444

PURCHASED OPTION CONTRACTS (Premiums paid—$8,529)	0.0%		4,485

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$77,226,705)	98.7%		98,703,694
WRITTEN OPTION CONTRACTS	(0.0)		(26,243)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		1,320,824

NET ASSETS	100.0%		$99,998,275

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(e)	Premiums Paid	Value
Call—Targa Resources Corp.	$46.00	9/17/21	69	$303,048	$8,529	$4,485

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(e)	Premiums Received	Value
Call—ONEOK, Inc.	$55.00	9/17/21	(48)	$(252,096)	$(2,331)	$(1,536)
Call—Targa Resources Corp.	48.00	9/17/21	(138)	(606,096)	(8,905)	(3,105)
Put—Enterprise Products Partners LP	23.00	9/17/21	(86)	(191,436)	(12,477)	(6,966)
Put—Duke Energy Corp.	100.00	10/15/21	(37)	(387,242)	(3,647)	(3,515)
Put—Kinder Morgan, Inc.	16.00	10/15/21	(211)	(343,297)	(6,977)	(8,651)
Put—Sempra Energy	125.00	10/15/21	(19)	(251,484)	(3,041)	(2,470)
			(539)	$(2,031,651)	$(37,378)	$(26,243)

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $656,845 which represents 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $3,209,700 in aggregate has been pledged as collateral.
(d)	Rate quoted represents the annualized seven-day yield.
(e)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$97,686,765	$97,686,765	$—	$—
Short-Term Investments	1,012,444	—	1,012,444	—
Purchased Option Contracts	4,485	4,485	—	—

Total Investments in Securities(a)	$98,703,694	$97,691,250	$1,012,444	$—

Written Option Contracts	$(26,243)	$(26,243)	$—	$—

Total Derivative Liabilities(a)	$(26,243)	$(26,243)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended August 31, 2021:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$456,552	$1,562,315

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents four months for purchased option and nine months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.